CONDENSED SEPARATE FINANCIAL INFORMATION OF KYIVSTAR GROUP LTD. - Condensed Statements of Comprehensive Income (Details) - Kyivstar Group Ltd. $ in Millions	12 Months Ended
Dec. 31, 2025 USD ($)
Condensed Statement of Income Captions [Line Items]
Profit (loss) for the year	$ (168)
Total comprehensive (loss) for the year, net of tax	$ (168)